MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS
NOTE 17:-	MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS

a.	Controlling shareholders:

To the Company's knowledge there are no arrangements, the operation of which may at a subsequent date result in a change in control of the Company. To the best of the Company's knowledge, the Company's controlling shareholder, the Capri Family Foundation, holds approximately 79% of the Company's Ordinary shares. See note 18a for further development on the Company's controlling shareholder.

b.	Related party transactions:

1.
On December 19, 2013, and following the approval of the Company's audit committee, compensation committee and board of directors, and the Company's shareholders approved the compensation terms of Mr. Shlomo (Tom) Wyler, for his service as Chief Executive Officer of the Company's subsidiary Optibase Inc. The yearly gross base salary will be $ 170 as well as reimbursement of health insurance expenses of up to $ 24 per year, and including reimbursement of reasonable work-related expenses incurred up to $ 50 per year. On May 16, 2016, following the approval by the Company's compensation committee, audit committee and board of directors, the Company's shareholders approved an amendment to Mr. Wyler's compensation terms in a manner that Mr. Wyler's annual gross base salary shall be $ 200 for a full time position, as of January 1, 2016, as well as reimbursement of health insurance expenses of up to $ 24 per year, and including reimbursement of reasonable work-related expenses incurred as part of his activities as Chief Executive Officer of Optibase Inc., of up to $ 50 per year. On February 14, 2019, following the approval by the Company's compensation committee, audit committee and board of directors, the Company's shareholders approved an extension for a 3 year term, of the engagement with Mr. Wyler's, including an adjustment to his compensation terms, in a manner that Mr. Wyler's annual gross base salary was set at $ 220 for a full time position, as of January 1, 2019.

2.
On December 19, 2013, and following the approval of the Company's audit committee and board of directors, and the Company's shareholders approved the a service agreement between the Company and Mr. Reuwen Schwarz, currently serves also as a member of the Company's board of directors, who is a relative of the beneficiaries of Capri, the Company's controlling shareholder, for the provision of real estate related consulting services in consideration for a monthly fee of EUR 4,000 plus applicable value added tax (if applicable) and reimbursement for expenses incurred up to EUR 12,000 per year. On December 29, 2016, and following the approval by the Company's audit committee and board of directors, the Company's shareholders approved the extension of Mr. Schwarz' service agreement, which will be in effect retroactively from November 1, 2016 for a period of three years. On December 31, 2019, following the approval by the Company's audit committee and board of directors, the Company's shareholders approved the extension of Mr. Schwarz' service agreement, which will be in effect retroactively from November 1, 2019 for a period of three years. Each of Mr. Schwarz and the Company may terminate the service agreement by giving a prior written notice of 30 days.

During such advance notice period, Mr. Schwarz will be required to continue the provision of the services provided by him under the agreement (unless the Company have instructed him otherwise) and in any event Mr. Schwarz will be entitled to receive the consideration for such period, except for cause.

3.
On December 29, 2016, the Company's shareholders approved, following the approval by the Company's audit committee and board of directors, a new lease agreement to be entered into with an affiliate of Capri, or the Tenant. The new lease will be in effect for a one-year term commencing on January 2, 2017, which will be automatically extended by a one-year term and up to a total of three years. On December 31, 2019, the Company's shareholders approved, following the approval by the Company's audit committee and board of directors, the extension of the lease agreement. The new lease is effective for a one-year term commencing on January 2, 2020, which will be automatically extended by a one-year term and up to a total of three years. As of December 31, 2021, there is an outstanding debt from the affiliated tenant related to the lease in the amount of $ 253 included in trade receivables.

The Tenant may decide not to extend the New Lease provided that it has given notice to that effect to the Company at least 45 days before the end of each year. The monthly rent to be paid by the Tenant to the Company is $ 27.3, including sales tax. The Rent will be increased by 3% every year.

4.
In March 2017, the Company's audit committee and board of directors approved, in accordance with the Israeli Companies Regulations (Relieves for Transactions with Interested Parties) of 2000, the receipt of a $ 5,118 loan, (the "Loan"), from the Company's controlling shareholder. The Loan was granted to the Company on March 28, 2017 for the purpose of strengthening the Company's liquidity. The Loan does not bear any interest or linkage differentials and is unsecured. In May 2018, the parties entered into an amendment to the Loan's agreement, under which the Company repaid the Company's controlling shareholder $ 2,500 on account of the Loan's account. The repayment by the Company of the remaining Loan's amount of approximately $ 2,618 has been postponed from April 1, 2019 to April 1, 2020, however, the Company may prepay the Loan prior to such date at its sole discretion without any penalty. On September 30, 2019 the parties entered into an amendment no.2 to the Loan's agreement, under which the remaining loan amount of approximately $ 2,618 shall be postponed to October 1, 2020. The remaining terms of the original agreement shall remain unchanged. The loan was recognized at fair value to reflect its interest beneficiary terms at the date of the transaction.

The difference between the fair value and the loan principal, in the amount of $ 372 is reported as a reserve from transaction with controlling shareholder in the balance sheet. On July 1, 2020, the Company repaid the loan. During the years ended December 31, 2020 and 2019 an amount of $ 76 and $ 205, respectively, was recorded as finance expense.

5.
In December 2017, following the approval of the Company’s board of directors and compensation committee, the Company's shareholders approved an amendment to the Company’s undertaking to indemnify Mr. Shlomo (Tom) Wyler, the Chief Executive Officer of the Company’s subsidiary Optibase Inc. who is affiliated with the controlling shareholder of the Company; and Mr. Reuwen Schwarz, a member of the Company’s Board of Directors, who is affiliated with the controlling shareholder of the Company, to the fullest extent permitted by the Companies Law and our articles of association. The aggregate indemnification amount shall not exceed the higher of: (i) 25% of the Company shareholders’ equity, as set forth in the Company’s financial statements prior to such payment; or (ii) $ 20,000.